Fair values of financial assets and financial liabilities - Non-market observable valuation techniques Level 3 (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019
Day one profit or loss
Closing balance of unrecognised day one profit (loss)	$ 3	$ 3	$ 4
At fair value | Level 3
Assets
Balance at the beginning of the period	399
Gains/(losses) on assets recognised in: Income statements	7
Gains/(losses) on assets recognised in: Other comprehensive income	(18)
Acquisition and issues	50
Disposal and settlements	(27)
Foreign currency translation impacts	7
Balance at the end of the period	418
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of year	10
Liabilities
Balance at the beginning of the year	29
(Gains)/losses on liabilities recognised in: Income statements	10
Acquisition and issues	6
Disposal and settlements	(1)
Balance at the end of the year	44
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of year	(16)
At fair value | Level 3 | Derivative financial instruments
Liabilities
Balance at the beginning of the year	29
(Gains)/losses on liabilities recognised in: Income statements	10
Acquisition and issues	6
Disposal and settlements	(1)
Balance at the end of the year	44
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of year	(16)
At fair value | Level 3 | Trading securities and financial assets measured at FVIS
Assets
Balance at the beginning of the period	220
Gains/(losses) on assets recognised in: Income statements	(3)
Acquisition and issues	5
Disposal and settlements	(9)
Foreign currency translation impacts	7
Balance at the end of the period	220
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of year	(4)
At fair value | Level 3 | Investment securities
Assets
Balance at the beginning of the period	134
Gains/(losses) on assets recognised in: Other comprehensive income	(18)
Acquisition and issues	36
Balance at the end of the period	152
At fair value | Level 3 | Other securities
Assets
Balance at the beginning of the period	45
Gains/(losses) on assets recognised in: Income statements	10
Acquisition and issues	9
Disposal and settlements	(18)
Balance at the end of the period	46
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of year	$ 14